Risk/Return Detail Data - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund II
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Disciplined Small Cap Portfolio /Initial Class, Service Class, and Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Disciplined Small Cap Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 102 % of the average value of its portfolio.
Portfolio Turnover, Rate	102.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index). Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	31.72%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(31.38%)
Performance Table Heading	Average Annual Returns
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | VIP Disciplined Small Cap Portfolio - Initial Class
Risk/Return:
Management fee	0.36%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.48%
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604
2013	38.35%
2014	5.28%
2015	(1.99%)
2016	22.68%
2017	7.02%
2018	(13.08%)
2019	23.71%
2020	18.45%
2021	20.66%
2022	(18.23%)
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | VIP Disciplined Small Cap Portfolio - Service Class
Risk/Return:
Management fee	0.36%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.12%
Total annual operating expenses	0.58%
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | VIP Disciplined Small Cap Portfolio - Service Class 2
Risk/Return:
Management fee	0.36%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual operating expenses	0.73%
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | Return Before Taxes | VIP Disciplined Small Cap Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	(18.23%)
Past 5 years	4.67%
Past 10 years	8.94%
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | Return Before Taxes | VIP Disciplined Small Cap Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	(18.30%)
Past 5 years	4.57%
Past 10 years	8.84%
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | Return Before Taxes | VIP Disciplined Small Cap Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	(18.45%)
Past 5 years	4.40%
Past 10 years	8.66%
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | RS002
Risk/Return:
Label	Russell 2000® Index
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%

[1]	A Adjusted to reflect current fees.